CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (BALANCE SHEETS) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 19,484,553	$ 38,949,359	$ 29,012,381	$ 80,309,629
Restricted cash	488,719	12,856,398
Amounts due from subsidiaries	2,467,355	2,328,928
Prepaid expenses and other current assets	20,156,905	19,086,020
Total current assets	79,524,213	112,285,955
Non-current Assets:
Fixed assets, net	6,470,922	7,883,906
Intangible assets, net	359,695	417,515
Total non-current assets	22,782,701	38,854,643
TOTAL ASSETS	102,306,914	151,140,598
Current Liabilities:
Amounts due to subsidiaries	1,177,490	1,677,543
Accrued expenses and other current liabilities	32,148,193	20,016,121
Total current liabilities	61,541,478	129,630,299
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,560,744 and 102,121,144 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	10,212	10,156
Additional paid-in capital	344,083,552	343,512,927
Accumulated deficit	(395,183,492)	(364,106,277)
Accumulated other comprehensive income	39,579,661	39,908,028
Total VisionChina Media Inc. shareholders' equity (deficit)	(11,510,067)	19,324,834
TOTAL LIABILITIES AND EQUITY (DEFICIT)	102,306,914	151,140,598
VISIONCHINA MEDIA INC. [Member]
Current Assets:
Cash and cash equivalents	7,873	779	296	179,170
Restricted cash		11,933,535
Amounts due from subsidiaries	40,992,888	69,535,879
Prepaid expenses and other current assets	39,387	103,243
Total current assets	41,040,148	81,573,436
Non-current Assets:
Fixed assets, net	4,644	9,020
Intangible assets, net	6,806	8,191
Investments in subsidiaries
Total non-current assets	11,450	17,211
TOTAL ASSETS	41,051,598	81,590,647
Current Liabilities:
Amounts due to subsidiaries	50,638,106	49,238,024
Accrued expenses and other current liabilities	1,923,559	13,027,789
Total current liabilities	52,561,665	62,265,813
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,560,744 and 102,121,144 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	10,212	10,156
Additional paid-in capital	344,083,552	343,512,927
Accumulated deficit	(395,183,492)	(364,106,277)
Accumulated other comprehensive income	39,579,661	39,908,028
Total VisionChina Media Inc. shareholders' equity (deficit)	(11,510,067)	19,324,834
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 41,051,598	$ 81,590,647